UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-04750

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Fenimore Asset Management Trust

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(Exact name of registrant as specified in charter)

384 North Grand Street

P.O. Box 399

Cobleskill, New York 12043

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(Address of principal executive offices) (Zip code)

Thomas O. Putnam

Fenimore Asset Management Trust

384 North Grand Street

Cobleskill, New York 12043

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(Name and address of agent for service)

Registrant's telephone number, including area code:  1-800-453-4392

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Date of fiscal year end:  December 31

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Date of reporting period:    June 30, 2012

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Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange

Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.

The semi-annual report to stockholders is filed herewith.

VALUE FUND

Investor Share Class and Advisor Share Class

EQUITY-INCOME FUND

Investor Share Class and Advisor Share Class

SMALL CAP FUND

Investor Share Class

SEMI-ANNUAL REPORT

JUNE 30, 2012

THIS PAGE IS INTENTIONALLY LEFT BLANK

Table of Contents

Chairman’s Commentary

1

Expense Data

3

FAM Value Fund

Letter to Shareholders

6

Portfolio Data

11

Statement of Investments

12

FAM Equity-Income Fund

Letter to Shareholders

17

Portfolio Data

21

Statement of Investments

22

FAM Small Cap Fund

Letter to Shareholders

25

Portfolio Data

33

Statement of Investments

34

Statement of Assets and Liabilities

37

Statement of Operations

38

Statement of Changes in Net Assets

39

Notes to Financial Statements

41

Supplemental Information

55

Privacy Policy

FAM Funds has adopted a Code of Ethics that applies to its principal executive and principal financial officers.  You may obtain a copy of this Code without charge, by calling FAM Funds at (800) 932-3271.

Chairman’s Commentary

Dear Fellow Shareholders:

When we established Fenimore Asset Management (the investment advisor to

FAM Funds) in 1974, we set out to: maximize investors’ total return on capital by seeking quality stocks at a discount with long-term growth potential; focus on personal relationships; and earn our investors’ trust. Over the years, Fenimore has established additional investment options and services based upon investor feedback and our in-house expertise while maintaining our philosophy and process.

Today, FAM Funds offers an excellent family of funds that are available to help you achieve your long-term financial goals. They are the FAM Value Fund, FAM

Equity-Income Fund, and FAM Small Cap Fund. I feel that each fund can play an important role in your investment portfolio.

Here is an overview of the individual funds:

FAM Value Fund (FAMVX) • 1/2/87 Launch

We launched our flagship Fund in 1987 just before the stock market crash. This did not deter us. In fact, in recent years the Value Fund has been recognized for its time-tested investment approach, longevity, and consistency of portfolio managers.

For 25 years we have been working steadfastly for our shareholders through mul-

tiple economic and financial market cycles.

FAM Value Fund’s investment objective is to maximize long-term return on capital.

The Fund seeks both appreciation and, to a lesser degree, dividend income. These constitute the two principle components of a common stock’s investment return.

FAMVX distributions are paid annually.

FAM Equity-Income Fund (FAMEX) • 4/1/96 Launch

Research shows that cash dividends can be very important to overall investment returns. Dividends are also predictable and can provide stability during turbulent markets. We seek high-quality, dividend-paying companies that continue to grow their dividends over time.

FAM Equity-Income Fund’s investment objective is to provide current income as well as long-term capital appreciation by investing primarily (at least 80% of its total assets) in income-producing stocks that pay dividends. FAMEX distributes its

Chairman’s Commentary

income on a quarterly basis.

FAM Small Cap Fund (FAMFX) • 3/1/12 Launch

There are thousands of small-sized businesses. The key is to have the research depth and expertise to discover the high-quality ones with long-term potential.

FAM Funds has invested in small-cap stocks since our beginning and we know them well.

The FAM Small Cap Fund’s investment objective is to maximize long-term return on capital. Under normal market conditions, the Fund invests at least 80% of its net assets for investment purposes in securities of small-cap companies. The Fund considers small-cap businesses to have market capitalizations of between $50 million and $1 billion, measured at the time of purchase. FAMFX distributions are paid annually.

Throughout our history, FAM Funds has been acknowledged in the mutual fund industry for characteristics such as our stewardship, portfolio managers’ tenure,

consistency of investment process, preservation of capital, and tax efficiency. I encourage you to read the semi-annual letters of the three funds to gain insights into how the portfolios fared through the first half of 2012 and understand our long-

term outlook.

If you have any questions, please call one of our in-house FAM Shareholder Ser-

vices representatives at 800-932-3271. Thank you for your enduring trust.

Sincerely,

Thomas O. Putnam

FAM Funds — Expense Data

As of June 30, 2012 (Unaudited)

As  a  shareholder  of  the  Funds,  you  incur  two  types  of  costs:  (1)  transaction  costs,  including redemption fees on the Advisor Class Shares; and (2) ongoing costs, including management fees;  distribution  (and/or  service)  (12b-1  fees  on  the  Advisor  Class  Shares  only)  fees;  and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of invest-

ing in other mutual funds.

The Example is based on an investment of $1,000 at the beginning of the period and held for the entire period (1/1/2012 to 6/30/2012).

Actual Expenses

Lines (A) and (B) of the following tables provide information about actual account values and actual  expenses  for  Investor  Class  Shares  and  Advisor  Class  Shares  (if  applicable),  respec-

tively. You may use the information in this line, together with the amount you invested, to es-

timate the expenses that you paid over the period. Simply divide your account value by $1,000

(for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number  in  the  line  for  your  share  class  under  the  heading  entitled  “Expenses  Paid  During

Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

Lines (C) and (D) of the following table provide information about hypothetical account val-

ues and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return for the Inves-

tor Class Shares and Advisor Class Shares, respectively. The hypothetical account values and expenses  may  not  be  used  to  estimate  the  actual  ending  account  balance  or  expenses  you paid  for  the  period.  You  may  use  this  information  to  compare  the  ongoing  costs  of  investing in  the  Fund  and  other  funds.  To  do  so,  compare  this  5%  hypothetical  example  with  the  5%

hypothetical examples that appear in the shareholder reports of other funds.

Please  note  that  the  expenses  shown  in  the  table  are  meant  to  highlight  your  ongoing  costs only and do not reﬂect any transactional costs, such as redemptions fees. Therefore, lines (C)

and (D) of the table are useful in comparing ongoing costs only, and will not help you deter-

mine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

FAM Funds — Expense Data  continued

Six Months Ended June 30, 2012 (Unaudited)

FAM Value Fund

Beginning

Ending

Expenses

Account Value

Account Value

Paid

1/1/2012

6/30/2012

During Period

Ongoing Costs Based on Actual Fund Return

A.  Investor Share Class

$1,000.00

$1,068.70

$  6.17*

B.  Advisor Share Class

$1,000.00

$1,067.40

$11.31**

Ongoing Costs Based on Hypothetical

     5% Yearly Return

C.  Investor Share Class

$1,000.00

$1,019.03

$  6.02*

D.  Advisor Share Class

$1,000.00

$1,014.06

$11.02**

   *Expenses are equal to the Fund’s Investor Class Shares annualized expense ratio of (1.20%), multiplied by the average account value over the period, multiplied by 182/366 (to reﬂect the one-half year period).

**Expenses are equal to the Fund’s Advisor Class Shares annualized expense ratio of (2.20%), multiplied by the average account value over the period, multiplied by 182/366 (to reﬂect the one-half-year period).

FAM Equity-Income Fund

Beginning

Ending

Expenses

Account Value

Account Value

Paid

1/1/2012

6/30/2012

During Period

Ongoing Costs Based on Actual Fund Return

A.  Investor Share Class

$1,000.00

$1,049.20

$  6.78*

B.  Advisor Share Class

$1,000.00

$1,044.50

$11.84**

Ongoing Costs Based on Hypothetical

     5% Yearly Return

C.  Investor Share Class

$1,000.00

$1,018.39

$  6.67*

D.  Advisor Share Class

$1,000.00

$1,013.41

$11.66**

   *Expenses are equal to the Fund’s Investor Class Shares annualized expense ratio of (1.33%), multiplied by the average account value over the period, multiplied by 182/366 (to reﬂect the one-half year period).

**Expenses are equal to the Fund’s Advisor Class Shares annualized expense ratio of (2.33%), multiplied by the average account value over the period, multiplied by 182/366 (to reﬂect the one-half-year period).

FAM Funds — Expense Data  continued

Four Months Ended June 30, 2012 (Unaudited)

FAM Small Cap Fund

Beginning

Ending

Expenses

Account Value

Account Value

Paid

3/1/2012*

6/30/2012

During Period

Ongoing Costs Based on Actual Fund Return

A.  Investor Share Class

$1,000.00

$1,007.00

$5.02**

B.  Advisor Share Class (Not Offered)

Ongoing Costs Based on Hypothetical

     5% Yearly Return

C.  Investor Share Class

$1,000.00

$1,020.00

$5.05**

D.  Advisor Share Class (Not Offered)

     *Inception date is 3/1/2012

   **Expenses are equal to the Fund’s Investor Class Shares annualized expense ratio of (1.50%), multiplied by the average account value over the period, multiplied by 122/366 (to reﬂect the four month period).

FAM Value Fund

Dear Fellow Value Fund Shareholder:

At June 30, 2012 the Net Asset Value of the Investor Class of the FAM Value Fund

was $48.25.  This represents an increase of 6.87% from the beginning of the year.

For comparison, the S&P 500 Index increased 9.49% and the Russell 2000 Index increased 8.53%.

2012 Review Year-to-Date

Stocks came out of the gate quickly with the S&P 500 reaching a four-year high in April. At that time the FAM Value Fund Net Asset Value reached a new all-

time high, recouping the entire decline experienced during the financial crisis of

2008/09.  Since that high point, stock prices ended the quarter about 4% below their peak. The reason for this decline was the usual suspect – the financial problems in Europe. Continuing a pattern of the previous two years, it seems that the European financial problems come to a head in the springtime. As we write this letter, the European leaders have just concluded their 19th special summit meeting to address their problems. We suspect there will be more meetings. In addition to the issues in Europe, it is clear that the world economy is decelerating with both

China and the United States reporting a slight slowdown. In spite of these trends,

stocks have provided a good return year-to-date with solid gains of 6% to 10%,

depending on the index used to measure results.

Portfolio Activity

With stock prices advancing earlier in the year, we were a net seller of stocks trimming seven positions. The most significant sale was 40% of our White

Mountains Insurance position. The company initiated a tender offer for its own shares and we took the opportunity to sell 40,000 shares to White Mountains at

$500 a share. We continue to own shares in the company.

We purchased three new ideas in the first six months of the year. The most significant purchase was Interpublic Group (IPG). Interpublic is a global advertising agency with headquarters in New York City. We believe that IPG is the best bargain stock in its industry and has significant opportunity to use its cash ﬂow to pay down high-cost liabilities, repurchase its shares, and pay dividends. We also purchased shares in two new companies in the energy industry, Evolution

Petroleum and Southwestern Energy.

FAM Value Fund

Performance Detail

Best Performers

The best performer, on a dollar-weighted basis, was Ross Stores (+32%) for a gain of almost $9 million. Ross recently reported another record fiscal year with earnings per share growth of 24% over the previous year. This was the fourth year in a row where earnings grew more than 20%. Shoppers continue to be attracted to Ross’

offering of brand name clothes at discount prices.

The second best performer was Brown & Brown (+21%) for a gain of more than

$8 million. Brown & Brown is an insurance agency serving small- and mid-sized businesses across the United States. A good first quarter earnings report and the continuing trend of increasing insurance premium rates provided a positive environment for the stock.

The Fund’s third best performer was White Mountains Insurance (+15%) with a gain of $4.2 million. White Mountains is an insurance holding company with two primary assets: OneBeacon Insurance and White Mountains Reinsurance. In

addition, the corporation has $1.5 billion in cash and investments which can be used for future opportunities. We sold some shares during the year, but the stock remains one the Fund’s largest holdings.

Worst Performers

The worst performer, on a dollar-weighted basis, was CarMax (-15%)

generating a loss of almost $3 million. CarMax runs a nationwide network of used car superstores. The stock price declined as the business reported slightly disappointing earnings growth for the current fiscal year. We believe the CarMax model of transparent used car pricing and clear financing alternatives should continue to be well received by consumers. CarMax continues its mission to build more stores and be the dominant used car retailer.

The second worst performer was EOG Resources (-8%) with a loss of $1.6 million.

EOG is a domestic energy producer with significant land holdings in the largest oil fields in the country. EOG is the biggest land owner in the Eagle Ford Shale in

Texas and a significant land owner in The Bakken in North Dakota. As a major oil producer, EOG’s stock price moves with the price of oil which has declined about

30% from its peak price of $110 reached in February.

FAM Value Fund

The third worst performer was MEDNAX, Inc. (-5%) with a loss of $1.5 million.

MEDNAX is a national medical group and the leading provider of neonatal and anesthesia services. The stock declined after the company reported slightly disap-

pointing first quarter earnings. We do expect them to continue to make acquisitions and grow earnings for the year.

Our Investment Strategy

Over the last few years, whenever we meet with our mutual fund shareholders we are asked numerous questions about the problems of the day. Today, investors are focused on three areas: the European financial crisis, China’s slowing rate of growth, and America’s political gridlock.

Over the last few years the focus has been on “macro” events, not individual com-

pany performance. While we monitor economic activity here in the U.S. and the on-

going saga in Europe, our investment strategy is focused on analyzing businesses.

We are looking to invest in companies that have three important attributes:

1.   A competitive advantage. This is usually demonstrated by the business earn-

ing an above- average return on invested capital. Competitive advantage can be based on a number of items including well-known brand names, low costs compared to others, or distribution advantages.

2.   Financial strength. We measure financial strength by the ability of a com-

pany to generate cash, earn high returns on invested capital, and maintain a strong balance sheet. Cash generation is paramount because cash profits allow a corporation to grow their operations, make acquisitions, and pay dividends to their shareholders. A strong balance sheet is important because it gives the company staying power during weak economic periods.

3.   Excellent management. The people managing the business are important.

When a business generates cash profits, what management does with the cash is critical to shareholder value. We spend considerable time talking to the managements of the businesses we hold in the funds to evaluate how they are investing their cash.

If we can find a company that has these three attributes we would love to invest in it, but only at the right price. We establish a purchase price for each stock we buy that we believe is at a discount to the company’s true intrinsic value. By being

FAM Value Fund

 careful in the price we pay we hope to achieve two objectives. The first is by paying a low price we should minimize the losses on holding the stock if we are wrong in our analysis or if there is a general market downturn. The second objective in paying a low price is to earn a higher return.

Long-Term Outlook

The stock market has performed well for the last couple of years, however many people have exited equities. In fact, investors have put billions of dollars into bond funds due to fear from global news.

Meanwhile, we are still bullish on stocks over the long term. What people tend to forget is that corporate earnings ultimately drive stock prices. It might surprise you to know that 2011 was the best year in history for earnings. Financially strong corporations increased profitability despite economic challenges. Even though 2011 had stellar earnings growth, so far this year most of FAM Funds’ holdings are still growing in value. We expect the majority of our holdings to grow their economic value over time and believe that this will eventually be reﬂected in their stock prices.

What makes us enthusiastic about investing in equities today is the long-term potential of the businesses we hold. Please contact us if you would like to discuss the status and outlook of any stock in FAM Funds.

Table of long term returns

Average Annual Total Returns as of June 30, 2012

Life of Fund

YTD

1-Year

3-Year

5-Year

10-Year

(1/2/87)

FAM Value Fund (FAMVX)

(Investor Shares)

6.87%     -0.55%    13.91%     0.05%

5.36%

9.89%

(Advisor Shares)*

6.74%     -1.48%    13.42%    -0.84%

N/A

4.74%

S&P 500 Index

9.49%

5.45%     16.40%     0.22%

5.33%

9.45%

Russell 2000 Index

8.53%     -2.08%    17.80%     0.54%

7.00%

8.85%

_____________________

*FAM Value Fund Advisor Shares were launched on July 1, 2003.  The return since inception is 4.74%

   The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FAM Value Fund

Thank you for investing with us in the FAM Value Fund.

Sincerely,

John D. Fox, CFA

Thomas O. Putnam

Co-Manager

Co-Manager

The opinions expressed herein are those of the portfolio managers as of the date of the report and are subject to change.  There is no guarantee that any forecast made will come to pass.  This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

Performance data quoted above is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will

ﬂuctuate so that your shares, when redeemed, may be worth more or less than their original cost.

FAM Value Fund — Portfolio Data

As of June 30, 2012 (Unaudited)

COMPOSITION OF TOTAL INVESTMENTS

Property & Casualty Insurance

12.6%

Money Market Fund

8.8%

Machinery & Equipment

8.2%

Retail Stores

7.8%

Insurance Agency

6.7%

Transportation

5.6%

Banking

5.3%

Publishing

4.5%

Health Care Services

4.2%

Oil & Gas Exploration

3.7%

Health Care Equipment/Devices

3.4%

Real Estate Development

3.3%

Restaurants

3.1%

Electronic Equipment

3.1%

Diversified Manufacturing

2.5%

Investment Management

2.4%

Automotive

2.1%

Health Care Distribution

2.1%

Other

10.6%

Statement  Regarding  Availability  of  Quarterly  Portfolio  Schedule.   Please  note  that  (i)  the

Fund files its complete schedule of portfolio holdings with the Securities and Exchange Com-

mission for the first and third quarters of each fiscal year on Form N-Q; (ii) the Fund’s Forms

N-Q are available on the Commission’s website at http://www.sec.gov; (iii) the Fund’s Forms

N-Q  may  be  reviewed  and  copied  at  the  Commission’s  Public  Reference  Room  in  Washing-

ton, DC, and information on the operation of the Public Reference Room may be obtained by calling  1-800-SEC-0330;  and  (iv)  the  Fund  makes  the  information  on  Form  N-Q  available  to shareholders, upon request, by calling FAM Funds at 1-800-932-3271.

FAM Value Fund — Statement of Investments

June 30, 2012 (Unaudited)

SHARES

VALUE

COMMON STOCKS (91.2%)

Advertising Agencies (1.5%)

The Interpublic Group of Companies, Inc.

      •   provides advertising and marketing services

1,000,000     $10,850,000

Automotive (2.1%)

  CarMax, Inc.*

      •   specialty retailer of used cars and light-trucks in the USA

600,000

15,564,000

Banking (5.3%)

Bank of the Ozarks, Inc.

      •   retail and commercial banking services in the Southeast

253,000

7,610,240

Home Bancshares, Inc.

      •   holding company for the Centennial Bank that provides various com-

250,000

7,645,000

mercial and retail banking and related financial products and services

M&T Bank Corporation

      •   commercial and retail banking services to individuals, businesses, cor-

75,000

6,192,750

porations and institutions in the Northeast and Mid-Atlantic

SCBT Financial Corporation

     •   banking services to individual and corporate customers in the Carolinas

234,110

8,252,377

TCF Financial Corporation

      •   banking services to individual and corporate customers in northern

802,163

9,208,831

and central California

38,909,198

Commercial Services (1.3%)

McGrath RentCorp

      •   modular building and electronic test equipment rentals, subsidiary

347,000

9,195,500

classroom manufacturing

Diversified Healthcare (1.9%)

Johnson & Johnson

      •   manufactures and sells various products in the health care field

205,000

13,849,800

See Notes to Financial Statements

FAM Value Fund — Statement of Investments  continued

June 30, 2012 (Unaudited)

SHARES

VALUE

Diversified Manufacturing (2.5%)

Illinois Tool Works

     •   manufactures engineered products such as plastic and metal compo-

339,950     $17,979,955

nents and fasteners

Electronic Commerce Distribution (0.5%)

  Digital River, Inc.*

     •   provides outsourced e-commerce solutions worldwide

200,000

3,324,000

Electronic Equipment (3.1%)

  Zebra Technologies Corp. - Class A*

     •   designs, manufactures and supports bar code label printers

648,502

22,282,529

Health Care Distribution (2.1%)

Patterson Companies, Inc.

     •   operates as a distributor serving dental, companion-pet, veterinarian,

445,000

15,339,150

and rehabilitation supply markets in the USA and Canada

Health Care Equipment/Devices (3.4%)

StrykerCorp.

     •   operates a medical technology company offering Orthopedic Implants

266,000

14,656,600

and MedSurg Equipment

  Waters Corporation*

     •   designs, manufactures, sells and services analytical instruments used in

125,000

9,933,750

a wide range of scientific research

24,590,350

Health Care Services (4.2%)

  Mednax, Inc.*

     •   health care services company focused on physician services for new-

445,700

30,548,278

born, maternal-fetal and other pediatric subspecialty care

Home Furnishings (1.0%)

  Mohawk Industries*

     •   produces floor covering products for residential and commercial applications

103,100

7,199,473

Insurance Agency (6.7%)

Brown & Brown, Inc.

     •   one of the largest independent general insurance agencies in the U.S.

1,779,696

48,532,310

See Notes to Financial Statements

FAM Value Fund — Statement of Investments  continued

June 30, 2012 (Unaudited)

SHARES

VALUE

Investment Management (2.4%)

Franklin Resources, Inc.

      •   provides investment management and fund administration services as

160,000     $17,758,400

well as retail-banking and consumer lending services

Life Insurance (1.4%)

Protective Life Corporation

      •   individual and group life/health insurance and investment contracts

335,400

9,864,114

Machinery & Equipment (8.2%)

Donaldson Company, Inc.

     •   designs, manufactures and sells filtration systems and replacement parts

642,400

21,436,888

Graco, Inc.

      •   supplies systems and equipment for the management of fluids in indus-

180,550

8,319,744

trial, commercial and vehicle lubrication applications

IDEX Corporation

     •   manufactures proprietary, highly engineered industrial products and pumps

771,750

30,082,815

59,839,447

Media (1.6%)

Meredith Corporation

      •   magazine publishing and tv broadcasting

366,450

11,704,413

Oil & Gas Exploration (3.7%)

  EOG Resources, Inc.*

      •   engages in the exploration, development, production and marketing of

191,000

17,211,010

natural gas and crude oil

  Evolution Petroleum*

      •   engages in the acquisition, exploitation, and development of properties

100,000

834,000

for the production of crude oil and natural gas

  Southwestern Energy Co.*

      •   energy company that engages in the exploration, development, and

237,000

7,567,410

production of natural gas and crude oil

  Ultra Petroleum Corporation*

      •   oil and gas company that engages in the acquisition, exploration, de-

70,000

1,614,900

velopment, production and operation of oil and natural gas properties

27,227,320

See Notes to Financial Statements

FAM Value Fund — Statement of Investments  continued

June 30, 2012 (Unaudited)

SHARES

VALUE

Property & Casualty Insurance (12.6%)

  Berkshire Hathaway, Inc. - Class A*

      •   holding company for various insurance and industrial companies

246     $30,736,470

  Markel Corporation*

      •   sells specialty insurance products

64,850

28,644,245

White Mountain Insurance Group, Ltd.

      •   personal property and casualty insurance, and

61,693

32,188,323

reinsurance

91,569,038

Publishing (4.5%)

John Wiley & Sons, Inc. - Class A

      •   publisher of print and electronic products, specializing in scientific,

661,700

32,416,683

technical professional and medical books and journals

Real Estate Development (3.3%)

Brookfield Asset Management, Inc. - Class A

      •   asset management holding company that invests in property, power

735,000

24,328,500

and infrastructure

Restaurants (3.1%)

YUM! Brands, Inc.

      •   quick service restaurants including KFC, Pizza Hut and Taco Bell

350,600

22,585,652

Retail Stores (7.8%)

  Bed Bath & Beyond, Inc.*

      •   national chain of retail stores selling domestic merchandise such as bed

345,600

21,358,080

linens, bath items, kitchen textiles and home furnishings

Ross Stores, Inc.

      •   chain of off-price retail apparel and home accessories stores

572,844

35,785,565

57,143,645

Semiconductors (0.3%)

Microchip Technology, Inc.

      •   develops, manufactures and sells semiconductor products for various

60,000

1,984,800

embedded control applications

See Notes to Financial Statements

FAM Value Fund — Statement of Investments  continued

June 30, 2012 (Unaudited)

SHARES

VALUE

Specialty Chemical (0.6%)

Sigma-Aldrich Corporation

      •   develops, manufactures, purchases and distributes high quality chemi-

60,000   $    4,435,800

cals, biochemicals and equipment available throughout the world

Transportation (5.6%)

Forward Air Corporation

      •   provides surface transportation and related logistics services to the

389,233

12,560,549

deferred air freight market in North Americ

Heartland Express, Inc.

      •   short-to medium-haul truckload carrier of general commodities

1,333,333

19,079,995

Knight Transportation

      •   transportation of general commodities in the U.S.

576,900

9,224,631

40,865,175

Utilities/Gas (0.1%)

Questar Corporation

      •   natural gas utility in the state of Utah

50,000

1,043,000

Veterinary Diagnostics (0.4%)

  VCA Antech, Inc.*

      •   provides veterinary services, diagnostic testing and sells diagnostic im-

148,900

3,272,822

aging equipment and related products/services to the veterinary market

Total Common Stocks (Cost $356,865,546)

$664,203,352

TEMPORARY INVESTMENTS (8.8%)

Money Market Fund (8.8%)

Invesco Short Term Treasury Fund ($0.02%)**

63,920,642

63,920,642

Total Temporary Investments (Cost $63,920,642)

$  63,920,642

Total Investments (Cost $420,786,188)

$728,123,994

     * Non-income producing securities

  ** The rate shown represents the effective yield at 6/30/12

See Notes to Financial Statements

FAM Equity-Income Fund

Dear Fellow Equity-Income Fund Shareholder,

    •    FAM Equity-Income Fund gained 4.92% in the first half of 2012 and

5.51% over one year.

    •    Gross dividend yield of the Fund was 2.3% at quarter end.

    •    Dividend growth rate of holdings currently in the Fund was 11%, in aggregate, annualized over the last five years.

    •    Two-thirds of the companies in the Fund increased their dividend in the first half of 2012.

The first quarter this year saw equities rally in hopes that the year would show stronger growth than anticipated.  After all, this is an election year and the market statistically has done very well in election years.  The market peaked on April 2nd with the S&P 500 Index gaining nearly 13% in just three months.  This optimism began to fade in the second quarter as European financial issues ﬂared up again.

Once equity investors began to worry, they worried about everything.  If the focus was not on Europe and the fate of its currency, it was on the slowdown in China or the potential for numerous tax increases and forced spending cuts in the U.S. next year.  These fears began to materialize with some companies reporting slower sales results due to weakening emerging markets, soft European demand, and a stronger

U.S. dollar which makes American exports more expensive.  All of these issues contributed to stocks losing ground in the second quarter, but they still posted a positive return for the first half of the year.

FAM Equity-Income Results

Most holdings in the Fund continue to generate a significant amount of cash ﬂow which presents their management teams with a good problem – what to do with all the cash.  We consistently see the leadership reinvesting some of this cash back into their businesses to generate future growth, but a portion of cash is also being paid out to shareholders in the form of dividends.  The growth of these dividends is a key metric that we track over time.  When a business does well, it is able to grow its dividend faster than a company not doing as well.  We use the five-year growth in dividends as one benchmark in evaluating holdings in the Fund.  To that point,

over the last five years the businesses in the Fund have increased their dividends to shareholders, in aggregate, by 11% annualized.  This compares quite favorably to

FAM Equity-Income Fund

the S&P 500 Index which has seen dividends actually shrink -2 % over the last five years.  The Russell 2000 Index of small companies has seen dividends grow only

1% over the last five years.

Despite most holdings in the Fund growing their cash ﬂow and dividends, the per-

formance of the Fund was below that of both the S&P 500 and Russell 2000 indices for the six months ending 06/30/12. The underperformance occurred entirely in the first quarter, but the Fund performed inline or better with the indices in the second quarter. The market was exceptionally strong from January through March and this led to underperformance by high-quality stocks and dividend-paying companies –

the types of equities we strive to hold in the Fund. This trend reversed in the sec-

ond quarter with the market giving up about half of those first quarter gains while higher quality names and dividend-paying companies performed better than lower quality and non dividend-paying ones.

Best and Worst Performing Stocks

Ross Stores continued to be a standout performer in the portfolio and remains the largest holding in the Fund.  On a dollar-weighted basis, the stock rose +32% for the period and contributed $2.343 million to the value of the Fund.  The terrific results at Ross are driven by same-store sales which have consistently run ahead of management expectations.  We believe earnings growth this year will be above

15% on top of 24% last year.  Additionally, management increased the dividend

27% this year.  We have owned shares in Ross Stores for more than a decade.

Flowers Foods rose +24% and contributed $0.931 million to the performance of the

Fund as management made another acquisition which further expands Flowers’

footprint in the northeast.  The acquisition of Lepage Bakeries, along with their acquisition last year of Tasty Baking, should enhance earnings growth over the next

12 to 18 months.  Just one year ago Flowers served only 50% of the U.S. population,

mostly south of the Mason-Dixon Line.  Today the corporation is able to serve 75%

of the nation.  Management has done a terrific job of acquiring businesses in this consolidating industry.  Flowers is now the third-largest bread and snack cake company in the country.

OneBeacon declined -12.7% over the period and detracted $-0.580 million from the value of the Fund.  Price-to-book multiple declined due to OneBeacon reporting two quarters in a row of losses in their discontinued insurance lines. The specialty

FAM Equity-Income Fund

insurance lines are performing better than we expected, but the discontinued lines,

which are still held on the books, are reporting unexpected losses. OneBeacon continues to pay an excellent dividend.

Meredith was roughly flat in the quarter, increasing just +.02%.  The return to the

Fund was $-0.464 million as we sold our position during the period.  Meredith, like many of its print media peers, lagged the broader indices throughout most of the first half of 2012.  Although Meredith’s television advertising revenues grew nicely,

their magazine advertising revenues continued to decline faster than expected creating more drag on earnings growth and more uncertainty around the long-term earnings power of the business.

Our Strategy for Turbulent Times

We recognize that these are challenging and complicated times for investors;

however, our investment strategy is simple.  Our plan for dealing with the situations in Europe and America is to invest in financially strong companies that generate more cash that they need to grow.  This excess cash is typically paid out to shareholders in the form of dividends throughout the year.  We believe that financially strong and cash rich companies should be able to weather any potential storm better than businesses that are only marginally profitable and may need financing to make it through a rough patch.  We also favor enterprises where sales to weaker European nations are a relatively small percentage of their total sales.

Finally, we have a little more cash on hand than usual in order to take advantage of any opportunities that may arise.  We stand ready to aggressively buy stocks when investors are fearful and sell the shares of great businesses at giveaway prices.

This is exactly what we did in the second

half of 2011 and were well-rewarded as the prices of these corporations appreciated closer to our estimate of intrinsic value.

We are guided by our long-term view that equities are currently an attractive investment for the next decade even with the uncertainties around the world.

FAM Equity-Income Fund

Average Annual Total Returns as of June 30, 2012

Life of Fund

YTD

1-Year

3-Year

5-Year

10-Year

(4/1/96)

FAM Equity-Income Fund

(FAMEX)

(Investor Shares)

4.92%

5.51%     15.52%    -0.15%

4.73%

7.49%

(Advisor Shares)

4.45%

4.55%     14.56%    -1.14%

N/A

4.01%

S&P 500 Index

9.49%

5.45%     16.40%     0.22%

5.33%

6.59%

Russell 2000 Index

8.53%     -2.08%    17.80%     0.54%

7.00%

6.97%

_________________

*FAM Equity-Income Fund Advisor Shares were launched on July 1, 2003.  The return since inception is 4.01%

   The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

We continue to work diligently on your behalf.

Paul Hogan, CFA

Tom Putnam

Co-Manager

Co-Manager

The opinions expressed herein are those of the portfolio managers as of the date of the report and are subject to change.  There is no guarantee that any forecast made will come to pass.  This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

Performance data quoted above is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will

ﬂuctuate so that your shares, when redeemed, may be worth more or less than their original cost.

FAM Equity-Income Fund — Portfolio Data

As of June 30, 2012 (Unaudited)

COMPOSITION OF TOTAL INVESTMENTS

Money Market Fund

9.7%

Semiconductors

8.1%

Machinery & Equipment

7.1%

Retail Stores

5.2%

Health Care Equipment/Devices

4.6%

Healthcare Distribution

4.6%

Toys

4.6%

Hazardous Waste Disposal

4.5%

Publishing

4.1%

Investment Management

4.0%

Consumer Staples

4.0%

Insurance Agency

3.9%

Utilities/Water

3.8%

Commercial Services

3.7%

Oil & Gas Exploration

3.6%

Packaged Goods

3.4%

Utilities/Gas

3.3%

Health Care Services

3.0%

Specialty Chemical

3.0%

Technology

2.6%

Property & Casualty Insurance

2.6%

Beverage - Non Alcoholic

2.0%

Other

4.6%

Statement  Regarding  Availability  of  Quarterly  Portfolio  Schedule.   Please  note  that  (i)  the

Fund files its complete schedule of portfolio holdings with the Securities and Exchange Com-

mission for the first and third quarters of each fiscal year on Form N-Q; (ii) the Fund’s Forms

N-Q are available on the Commission’s website at http://www.sec.gov; (iii) the Fund’s Forms

N-Q  may  be  reviewed  and  copied  at  the  Commission’s  Public  Reference  Room  in  Washing-

ton, DC, and information on the operation of the Public Reference Room may be obtained by calling  1-800-SEC-0330;  and  (iv)  the  Fund  makes  the  information  on  Form  N-Q  available  to shareholders, upon request, by calling FAM Funds at 1-800-932-3271.

FAM Equity-Income Fund — Statement of Investments

June 30, 2012 (Unaudited)

SHARES

VALUE

COMMON STOCKS (88.4%)

Banking (1.6%)

SCBT Financial Corporation

      •   provides banking services to individual and corporate customers in the

58,000

$2,044,500

Carolinas

Beverage - Non Alcoholic (2.0%)

Dr. Pepper Snapple Group, Inc.

      •   integrated brand owner, manufacturer and distributor of non-alcoholic

57,000

2,493,750

beverages in the USA, Canada, and Mexico

Commercial Services (3.7%)

McGrath RentCorp

      •   modular building and electronic test equipment rentals, subsidiary

176,164

4,668,346

classroom manufacturing

Computer Software & Services (1.1%)

CA, Inc.

      •   provides enterprise information technology (IT) management software

50,000

1,354,500

and solutions

Consumer Staples (4.0%)

Flowers Foods, Inc.

      •   produces and markets bakery products in the USA

215,000

4,994,450

Hazardous Waste Disposal (4.5%)

U.S. Ecology, Inc.

      •   provides radioactive, pcb, hazardous and non-hazardous waste services

319,869

5,674,476

to commercial and government customers

Health Care Distribution (4.6%)

Patterson Companies, Inc.

      •   operates as a distributor serving dental, companion-pet, veterinarian,

168,000

5,790,960

and rehabilitation supply markets in the USA and Canada

Health Care Equipment/Devices (4.6%)

StrykerCorp.

      •   operates a medical technology company offering Orthopedic Implants

105,500

5,813,050

and MedSurg Equipment

See Notes to Financial Statements

FAM Equity-Income Fund — Statement of Investments  continued

June 30, 2012 (Unaudited)

SHARES

VALUE

Health Care Services (3.0%)

Landauer, Inc.

      •   provides personal radiation dosimeters and radiation related services

65,000

$3,726,450

Insurance Agency (3.9%)

Arthur J. Gallagher & Co.

      •   provides insurance brokerage and risk management services to com-

137,920

4,836,854

mercial, industrial, institutional, and governmental organizations

Investment Management (4.0%)

Franklin Resources, Inc.

      •   provides investment management and fund administration services as

45,500

5,050,045

well as retail-banking and consumer lending services

Machinery & Equipment (7.1%)

Donaldson Company, Inc.

     •   designs, manufactures and sells filtration systems and replacement parts

125,600

4,191,272

IDEX Corporation

      •   manufactures proprietary, highly engineered industrial products and

120,984

4,715,956

pumps

8,907,228

Oil & Gas Exploration (3.6%)

EOG Resources, Inc.

      •   engages in the exploration, development, production and marketing of

50,000

4,505,500

natural gas and crude oil

Packaged Goods (3.4%)

McCormick & Company, Inc.

      •   manufactures, markets and distributes spices, seasonings, specialty

70,000

4,245,500

foods and flavorings to the entire food industry.

Property and Casualty Insurance (2.6%)

OneBeacon Insurance Group, Ltd.

      •   commercial, personal and specialty insurance products

244,666

3,185,551

Publishing (4.1%)

John Wiley & Sons, Inc. - Class A

      •   publisher of print and electronic products, specializing in scientific,

103,750

5,082,713

technical, professional and medical books and journals

See Notes to Financial Statements

FAM Equity-Income Fund — Statement of Investments  continued

June 30, 2012 (Unaudited)

SHARES

VALUE

Retail Stores (5.2%)

Ross Stores, Inc.

      •   chain of off-price retail apparel and home accessories stores

103,843   $    6,487,072

Semiconductors (8.1%)

Altera Corporation

      •   manufacturer of programmable logic solutions

61,000

2,064,240

Microchip Technology, Inc.

      •   develops, manufactures and sells semiconductor

101,000

3,341,080

products for various embedded control applications

Xilinx, Inc.

      •   worldwide leader of programmable logic solutions

141,414

4,747,268

10,152,588

Specialty Chemical (3.0%)

Sigma-Aldrich Corporation

      •   develops, manufactures, purchases and distributes high quality chemi-

50,000

3,696,500

cals, biochemicals and equipment available throughout the world

Technology (2.6%)

National Instruments Corporation

      •   manufactures and supplies measurement and automation products

122,000

3,276,920

Toys (4.6%)

Mattel, Inc.

      •    designs, manufactures, and markets various toy products

177,299

5,751,580

Utilities/Gas (3.3%)

Questar Corporation

      •   natural gas utility in the state of Utah

195,000

4,067,700

Utilities/Water (3.8%)

Aqua America, Inc.

      •   water and waste water utility

189,000

4,717,440

Total Common Stocks (Cost $83,085,949)

$110,523,673

See Notes to Financial Statements

FAM Equity-Income Fund — Statement of Investments  continued

June 30, 2012 (Unaudited)

SHARES

VALUE

PREFERRED STOCKS (1.9%)

Life Insurance (0.8%)

Protective Life Corporation - Preferred D

      •   individual and group life/health insurance and

40,067   $    1,011,692

guaranteed investment contracts

REITS - Storage (1.1%)

Public Storage - Preferred Q

      •   engages in the acquisition, development, ownership, and operation of

50,300   $    1,426,005

self-storage facilities in the USA and Europe

Total Preferred Stocks (Cost $1,987,063)

$    2,437,697

TEMPORARY INVESTMENTS (9.7%)

Money Market Fund (9.7%)

Invesco Short Term Treasury Fund (0.02%)*

12,150,100

12,150,100

Total Temporary Investments (Cost $12,150,100)

$  12,150,100

Total Investments (Cost $97,223,112)

$125,111,470

  *The rate shown represents the effective yield at 6/30/12

See Notes to Financial Statements

FAM Small Cap Fund

Dear Fellow Small Cap Fund Shareholder,

In this, our inaugural letter for the FAM Small Cap Fund, we would like to discuss four key topics: 1) a brief history of Fenimore Asset Management, 2) why small-cap stocks are attractive, 3) our process, and 4) how we plan to manage the Small Cap

Fund.

Firm History

Although many of you may be familiar with Fenimore Asset Management and FAM

Funds, we would like to address those of you who have just started a relationship with us.  For long-standing investors, please allow this to serve as a reminder.

Tom Putnam established Fenimore in 1974 – the very same Tom Putnam who co-manages the FAM Small Cap Fund.  Over time, a particular style of investing resonated with Tom – value investing.  Our firm follows the teachings of Benjamin

Graham and Warren Buffett, the writings of whom inﬂuenced Tom early in his investment career. Despite being written many years ago, books like Security

Analysis by Benjamin Graham and David Dodd still have key principles that are true in today’s world.

In fact, we think that more investment managers would better serve their shareholders if they practiced these basic tenets.  Why does value investing work?

Why don’t more market participants practice these principles and thereby reduce opportunities for value investors? Although the guidelines are widely known, they are difficult to execute.  Humans are inherently emotional and this can lead to poor decisions at exactly the wrong time.  As Mr. Buffett said, “Be greedy when others are fearful and fearful when others are greedy.”

Value investing has served Fenimore’s investors well and over time word of Tom’s track record spread.  The firm grew and in 1987, at the request of clients, Fenimore formed its first mutual fund – the FAM Value Fund (FAMVX).  This was followed in 1996 with the FAM Equity-Income Fund (FAMEX).  This March, we launched our third mutual fund – the FAM Small Cap Fund (FAMFX).  The basis for this new

Fund was a private fund that we have managed in a similar manner since October

2008.

Small-Cap Stocks

Since our beginning, Tom has been investing in small-cap securities.  Small caps are attractive for numerous reasons.  First and foremost is the long-term track

FAM Small Cap Fund

record of small-cap securities versus that of other asset classes.  The following table summarizes the long-term results:

Compounded Annual Returns 1926-2011

Small Stocks

11.9%

Large Stocks

9.8%

Long-Term Government Bonds

5.7%

Treasury Bills

3.6%

Inﬂation

3.0%

Source: Morningstar Ibbotson SBBI 2012 Classic Yearbook

Small-caps stocks have been the greatest builder of wealth within these categories over the long term – outperforming large caps by more than 2% per annum.  As indicated in the above table another interesting takeaway is the long-term return of T-bills, just above that of inflation.  At current Treasury bill yields, investors are losing wealth since the 10-year Treasury security does not outpace today’s inflation.

Many refer to the current state of U.S. Treasury securities as generating “return-

free risk!”  We prefer equities for the accumulation of wealth over the long run.

Why have small caps performed so well over the long term?  We think there are several reasons.  For one, there are only so many dollars you can put to work in a small-cap security and still have a liquid investment.  This poses challenges for firms that manage multi-billion dollar portfolios.  As a result, Wall Street cares less about small caps because they want to serve their large asset management clientele.  This creates market inefficiencies and bargain opportunities to purchase securities that fit our criteria.  Basically, the less competition there is in any given market, the greater the opportunities.

Another attractive quality of small-cap equities is access to management.  We feel very strongly about meeting the people that we are investing with, as should you

(we encourage you to visit us).  While access to the most inﬂuential CEOs at the largest firms may be impossible, we have great access to the management teams of small-cap firms all across the nation.  Also, the ability to understand the business of a small company is less challenging than understanding the inner workings of one of America’s corporate titans.  We believe that increased knowledge of the

FAM Small Cap Fund

businesses we invest in, coupled with solid management teams, is a key component of preservation of capital and controlling risk.

Investment Process

Our target market cap range for the Fund’s investments is between $50M and

$1B.  Although we are at the lower end of most small-cap classifications, we feel this market cap range harbors the most discrepancies between stock prices and true business worth; this translates into investment prospects. We are dedicated to remaining a small-cap portfolio.

Once we generate a list of potential candidates, we apply strict principles that have guided our investment selection for years:

1)     Strong and ethical management teams

    2)     Profitable businesses generating significant free cash flow

    3)     Manageable debt

4)     Ability to purchase at a margin of safety

Our belief is that if you can invest in high-quality businesses at below-average valuations, then over time you should do better than average.  We believe that the management team is extremely important, especially in the small-cap space.  We are not interested in investing with “empire builders” but rather with smart, ethical leaders who know how to allocate capital in a manner that benefits shareholders.

It is preferable if management has a significant amount of their wealth invested in their own company (like we do in our mutual funds).

In terms of the business itself, we prefer to invest in ones that have a “moat” or competitive advantage surrounding their enterprise.  We look for businesses that generate a high ROIC (return on invested capital) and strong free cash ﬂow that can be allocated wisely.  We also prefer that they produce cash earnings, not just

GAAP (generally accepted accounting principles) earnings.  A proxy we often use for evaluating a company’s cash generation is Owners’ Earnings, a term Warren

Buffett popularized in the value investing community. Essentially, this represents the cash that you could take out of the business if you owned it and still remain in operation. After all, we do view ourselves as partial owners of the business and do not think of our investment as just a piece of paper or blip on a screen.

FAM Small Cap Fund

Along with investing in profitable companies, we feel that investing in corporations with manageable debt and strong coverage ratios mitigates risk.  When times get tough, businesses with strong balance sheets should be able to weather the storm and sail through to the other side.  Our conviction in the strength of a company’s balance sheet reinforces our confidence to buy more shares of a great business that may be “up for sale.”  We like to increase our probability of success by investing in dollars that can be bought for 50 cents.  This is the essence of value investing. If you pay too much, even if it is a quality company, you probably will not get an adequate return on your investment.  A key piece of the equation is to buy at a price less than that of the company’s intrinsic value.  This creates a margin of safety – an extremely important concept of Ben Graham.  We know that the future is never certain but if we use conservative assumptions and pay a bargain price, then we still have the ability to preserve and grow capital even if our expectations are not met.

Managing the Fund

In terms of portfolio management, we actively manage the Fund. In recent years,

investors have ﬂocked to passively managed funds (index funds) and although these vehicles have their benefits, we believe that we can add value as active managers.  In fact, we intend to look nothing like an index.  After doing intensive research and thinking like business owners, we want to put our capital to work in a meaningful way in those companies that look the most attractive. We will remain concentrated and hold a portfolio of 20 to 25 high-quality securities. However,

many believe that because small caps are more volatile it is better to be more diversified with hundreds of holdings.  We do not equate risk to volatility. We view risk as the permanent loss of capital.  We are diversified across industries and feel that we mitigate risk by understanding a select number of high-quality businesses that have the balance sheets and cash generating ability to survive virtually any type of market environment.  Essentially, we will stay within our circle of competence.  We believe that this is a common sense approach.

Two key benefits of our business-owner mentality are potential tax efficiency and lower transaction expenses.  Although we are constantly re-evaluating every holding, we invest in companies with the intent of keeping them for long periods of time.  Our turnover should remain low and this deferral of taxes can help compound capital over time.

Small caps, like any other asset class, tend to go through cycles.  At certain periods of time they may be more or less attractively valued than mid- or large-cap securities.  Right now small caps, as measured by the Russell 2000 Index, trade

FAM Small Cap Fund

at a premium valuation to the S&P 500 Index which is composed of larger firms.

Another advantage of our Fund is that despite small caps currently being valued at premium prices (in general), we only have to find 20 to 25 undervalued stocks because we maintain a concentrated portfolio.  This is out of a universe of more than 2,000 securities that are in our market cap range.  We feel confident in our ability to do this, regardless of the state of the general market.

You might notice that at certain times we may hold a considerable amount of cash and cash equivalents.  In fact, the strategy of having some cash available may enhance returns over the long run as we are able to be opportunistic when situations conducive to building long-term value arise.  Simultaneously, we will not hoard cash and by no means will we try to time the market.  Forecasting the market is a low-probability exercise; our probability of finding companies with fundamentals that meet our criteria and can weather any storm is much higher. Our current cash balance is a function of our patience as we take our time getting the

FAM Small Cap Fund invested at attractive valuations.  When opportunities arise,

we can assure you that we will try to take advantage of them and put the cash to work.

Please feel free to contact us to discuss any of these items in more detail.

FAM Small Cap Fund Results

Performance

  As of 6/30/2012

Q2

Since inception

(3/1/2012)

FAM Small Cap Fund

(2.23%)

0.80%

  Russell 2000 Index

(3.47%)

(1.52%)

  S&P 500 Index

(2.75%)

(0.17%)

For both the second quarter and since our inception on March 1, 2012, we have outperformed the Russell 2000 Index and S&P 500 Index.  On an absolute basis for the quarter, results were negative; however, with a strong finish to the quarter,

our since-inception figure turned slightly positive.  The buy decision is of key importance because it will affect both the preservation of capital and your future total return.  For these reasons, we only put capital to work when opportunities present themselves.

FAM Small Cap Fund

In this market environment, opportunities have surfaced. While small-cap equities tend to be more volatile than their large-cap peers, we continue to invest in high-

quality companies at prices we believe are conducive to building long-term wealth.

As of June 30th, we had 17 holdings in the Fund – all met our exacting criteria.

Best and Worst Performing Stocks

The best performing stock in the Fund, on a dollar-weighted basis, was Medidata

Solutions (+55.09%) with a gain of more than $112,000.  Medidata is a global provider of SaaS-based (software as a service) clinical development solutions that enhance the efficiency of customers’ clinical trials.  Customers include biopharmaceutical companies, medical device and diagnostic firms, academic and government institutions, CROs (contract research organizations), and other research organizations.  Medidata’s products are used by 20 of the top 25 global pharmaceutical companies and it continues to take market share from its main competitor, Phase Forward, which Oracle acquired.  Medidata grew revenues at a pace of more than 20% in its most recent quarter.

The next best performing stock, on a dollar-weighted basis, was Home BancShares

(+21.09%) with a $98,858 increase.  Home is a strong regional bank with headquarters in Conway, Arkansas.  Chairman John Allison and his team have been together for years and have been capitalizing on FDIC deals.  Recently, the company completed the acquisition of Vision Bank, adding 17 branch locations in the Gulf Coast communities of Baldwin County, Alabama, and the Florida

Panhandle.  Home BancShares is always looking for more acquisition candidates and we expect that this could add to the company’s record earnings.

The worst performing company, on a dollar-weighted basis, was Rofin-Sinar

(-17.58%) with a loss of $129,382.  Rofin is a global manufacturer of industrial lasers.  With dual headquarters in Plymouth, Michigan and Hamburg, Germany this is truly a global enterprise.  In recent years, China has become more important to its business results.  As China slowed earlier this year, Rofin was greatly affected and due to the fixed-cost nature of its business, earnings declined -35% year-

over-year.  Despite this decline, an attractive valuation, along with net cash on the balance sheet, gives us the confidence to continue to invest in Rofin-Sinar.

The second worst performer was John Bean Technologies (-14.61%) with a decline of $105,257.  While John Bean Technologies (JBT) is not a household name, you will

FAM Small Cap Fund

recognize some of its products either directly or indirectly.  In fact, JBT manufac-

tures 75% of all airport passenger boarding bridges in America.  You probably refer to these bridges as the “Jetway®” which is a JBT trademarked brand.  In another segment of its business, JBT produces food manufacturing equipment.  How many of you wake up each morning and have a glass of orange juice?  It is estimated that more than 75% of the world’s citrus juices are extracted using JBT equipment.

Since JBT’s equipment represents large capital purchases for its customers and with the current global uncertainty, JBT is experiencing some delays in orders which will hurt profits through the first half of 2012.  This, along with market trepidation regarding capital equipment manufacturers, led to a decline in the stock price.  We are glad to accumulate more shares in this high return on invested capital business as shorter-term forces affect the stock price.  As the world grows, so will the need for JBT’s equipment.

Going Forward

It  is  possible  that  volatility  will  continue  through  2012  if  worries  persist  over  issues such  as  the  European  sovereign  debt,  a  slowing  China,  America’s  deficit  spending, and  the  upcoming  U.S.  elections.  For  value  investors  like  us,  price  declines  present opportunity. At times when “the crowd” sells stocks haphazardly – including those of high-quality,  well-managed  companies  –  we  are  prepared  to  take  advantage  of  the opportunities that arise and strengthen the FAM Small Cap Fund for the long run.

Thank you for investing with us in the FAM Small Cap Fund.

Sincerely,

Marc D. Roberts, CFA

Thomas O. Putnam

Co-Manager

Co-Manager

The opinions expressed herein are those of the portfolio managers as of the date of the report and are subject to change.  There is no guarantee that any forecast made will come to pass.  This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

Performance data quoted above is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will

ﬂuctuate so that your shares, when redeemed, may be worth more or less than their original cost.

FAM Small Cap Fund — Portfolio Data

As of June 30, 2012 (Unaudited)

COMPOSITION OF TOTAL INVESTMENTS

Money Market Fund

25.9%

Banking

8.7%

Property & Casualty Insurance

5.7%

Retail - Automobile

5.3%

Diversified Holding Company

5.3%

Industrial Machinery

5.2%

Laser Systems/Component

5.1%

Oil & Gas Exploration

5.1%

Commercial Services

5.0%

Transportation

5.0%

Wholesale Wire & Cable

4.6%

Services - Data Processing

4.6%

Hazardous Waste Disposal

4.4%

Computer Software & Services

3.1%

Medical Information Systems

2.7%

Electronic Manufacturing

2.6%

Food Products

1.7%

Statement  Regarding  Availability  of  Quarterly  Portfolio  Schedule.   Please  note  that  (i)  the

Fund files its complete schedule of portfolio holdings with the Securities and Exchange Com-

mission for the first and third quarters of each fiscal year on Form N-Q; (ii) the Fund’s Forms

N-Q are available on the Commission’s website at http://www.sec.gov; (iii) the Fund’s Forms

N-Q  may  be  reviewed  and  copied  at  the  Commission’s  Public  Reference  Room  in  Washing-

ton, DC, and information on the operation of the Public Reference Room may be obtained by calling  1-800-SEC-0330;  and  (iv)  the  Fund  makes  the  information  on  Form  N-Q  available  to shareholders, upon request, by calling FAM Funds at 1-800-932-3271.

FAM Small Cap Fund — Statement of Investments

June 30, 2012 (Unaudited)

SHARES

VALUE

COMMON STOCKS (74.1%)

Banking (8.7%)

Home Bancshares, Inc.

      •   holding company for the Centennial Bank that provides various com-

mercial and retail banking and related financial products and services

18,500

to businesses, real estate developers, individuals and municipalities

$   565,730

SCBT Financial Corporation

      •   provides banking services to individual and corporate customers in the

13,300

Carolinas

468,825

1,034,555

Commercial Services (5.0%)

McGrath RentCorp

      •   modular building and electronic test equipment rentals, subsidiary

22,500

classroom manufacturing

596,250

Computer Software & Services (3.1%)

  Websense, Inc.*

      •    provides solutions to protect an organization’s data and users from cyber-threats, malware attacks, information leaks, legal liability, and

19,750

productivity loss

369,918

Diversified Holding Company (5.3%)

  Biglari Holdings Inc.*

      •   engages in the ownership, development, operation, and franchising of

1,610

622,088

restaurants

Electronic Manufacturing (2.6%)

  Fabrinet*

      •   provides precision optical, electro-mechanical, and electronic manufac-

25,000

313,750

turing services

Food Products (1.7%)

  Inventure Foods, Inc.*

      •   manufactures and markets healthy/natural and indulgent specialty

31,092

195,880

snack food product

See Notes to Financial Statements

FAM Small Cap Fund — Statement of Investments  continued

June 30, 2012 (Unaudited)

SHARES

VALUE

Hazardous Waste Disposal (4.4%)

U.S. Ecology, Inc.

      •   provides radioactive, pcb, hazardous and non-hazardous waste services

29,300

$519,782

to commercial and government customers

Industrial Machinery (5.2%)

John Bean Technologies Corporation

      •   provides technology solutions for the food processing and air transpor-

45,000

610,650

tation industries

Laser Systems/Components (5.1%)

  Rofin-Sinar Technology Inc.*

      •   engages in the design, development, engineering, manufacturing, and

32,050

606,707

marketing of laser-based products

Medical Information Systems (2.7%)

  Medidata Solutions, Inc.*

      •   provides software-as-a-service based clinical development solutions for

9,680

316,246

life science organizations

Oil & Gas Exploration (5.1%)

  Evolution Petroleum Corp.*

      •   engages in the acquisition, exploitation, and development of properties

72,000

600,480

for the production of crude oil and natural gas

Property and Casualty Insurance (5.7%)

  Amerisafe, Inc.*

      •   insurance holding company that markets and underwrites workers’

25,900

672,105

compensation and general liability insurance

Retail - Automobile (5.3%)

  America’s Car-Mart Inc.*

      •   operates as an automotive retailer

16,250

631,312

Services - Data Processing (4.6%)

Cass Information Systems Inc

      •   provides payment and information processing services to manufactur-

13,500

543,375

ing, distribution, and retail enterprises

Transportation (5.0%)

  Patriot Transporation Holding Inc.*

      •   engages in the transportation and real estate businesses

25,250

594,132

See Notes to Financial Statements

FAM Small Cap Fund — Statement of Investments  continued

June 30, 2012 (Unaudited)

SHARES

VALUE

Wholesale Wire & Cable (4.6%)

Houston Wire and Cable Company

50,250     $     549,232

      •   distributor of wire and cable products in the USA

Total Common Stocks (Cost $8,805,639)

$  8,776,462

TEMPORARY INVESTMENTS (25.9%)

Money Market Fund (25.9%)

Invesco Short Term Treasury Fund (0.02%)**

3,069,556

3,069,556

Total Temporary Investments (Cost $3,069,556)

$  3,069,556

Total Investments (Cost $11,875,195)

$11,846,018

     * Non-income producing securities

  ** The rate shown represents the effective yield at 6/30/12

See Notes to Financial Statements

FAM Funds — Statement  of assets  and LiabiLities     June 30, 2012 (Unaudited)

Assets

Value Fund

Equity-Income Fund    Small Cap Fund

     Investments in securities at value (Cost $420,786,188;

     $97,223,112; and $11,875,195, respectively)

$728,123,994

$125,111,470

$11,846,018

Cash

18,442

—

—

Dividends and interest receivable

249,784

155,011

50

Receivable for investment securities sold

6,723,539

—

—

Receivable from investment manager

—

—

63,107

Deferred offering costs

—

—

31,298

Total Assets

735,115,759

125,266,481

11,940,473

Liabilities

Accrued investment advisory fee

591,776

101,000

34,660

Accrued shareholder servicing and administrative fees

86,141

14,000

1,427

Accrued expenses

109,453

76,853

31,642

Accrued distribution and service fees

992

384

—

Payable for investment securities purchased

—

—

57,748

Payable for fund share distributions

—

366,465

—

Total Liabilities

788,362

558,702

125,477

Net Assets

Sources of Net Assets:

Net capital paid in on shares of beneficial interest

$407,830,836

$  95,206,520

$11,823,097

     Accumulated net investment income/(loss)

(647,330)

29,575

(34,611)

Accumulated net realized gains

19,806,085

1,583,326

55,687

     Net unrealized appreciation/(depreciation)

307,337,806

27,888,358

(29,177)

Net Assets

$734,327,397

$124,707,779

$11,814,996

Investor Class Shares

Based on net assets of

$730,624,983

$123,279,096

$11,814,996

Fund shares outstanding

15,141,704

6,095,876

1,172,191

Net Asset Value, Offering and Redemption Price per

share (unlimited shares of beneficial interest autho-

     rized at $.001 par value)

$48.25

$20.22

$10.08

Advisor Class Shares

Based on net assets of

$    3,702,414

$    1,428,683

—

Fund shares outstanding(a)

80,876

71,189

—

Net Asset Value, Offering and Redemption Price per

share (unlimited shares of beneficial interest autho-

     rized at $.001 par value)

$45.78

$20.07

—

(a)A 1% redemption fee is imposed upon Advisor shares redeemed within the first 18 months of purchase.  See Note 3 in the Notes to the Financial Statements

See Notes to Financial Statements

FAM Funds — Statement  of operations

Six Months Ended June 30, 2012 (Unaudited)

Value Fund

Equity-Income Fund    Small Cap Fund*

INVESTMENT INCOME

Income

Dividends

$  3,787,286

$1,918,131

$ 17,108

Interest

6,259

1,785

271

Total Investment Income

3,793,545

1,919,916

17,379

Expenses

Investment advisory fee (Note 2)

3,671,845

764,816

34,660

Administrative fee (Note 2)

311,993

65,009

2,946

Shareholder servicing and related

expenses (Note 2)

216,576

33,459

1,440

Printing and mailing

60,410

16,391

1,786

Professional fees

34,351

4,926

11,667

Registration fees

19,203

35,655

8,448

Custodial fees

44,034

14,055

2,354

Trustees fees

21,995

21,995

4,927

Officers fees (Note 2)

19,360

19,360

6,794

Distribution and Service fees - Advisor

Class Shares (Note 2)

19,443

7,345

—

Other

21,665

47,754

34,426

Total Expenses

4,440,875

1,030,765

109,448

Less: Investment advisory fee and

other expenses waived or assumed

by advisor (Note 2)

—

—

(57,458)

Net Expenses

4,440,875

1,030,765

51,990

Net Investment Income/(Loss)

$    (647,330)

$   889,151

$(34,611)

REALIZED AND UNREALIZED GAIN

ON INVESTMENTS

Net realized gain on investments

19,805,726

1,617,739

55,687

Net change in unrealized appreciation/

(depreciation) of investments

29,159,522

4,951,059

(29,177)

Net Realized and Unrealized Gain

on Investments

48,965,248

6,568,798

26,510

     NET INCREASE/DECREASE IN NET

ASSETS FROM OPERATIONS

$48,317,918

$7,457,949

$ (8,101)

*Small Cap Fund inception 3/1/12

See Notes to Financial Statements

FAM Funds — statement  of Changes  in net assets

Six Months Ended June 30, 2012 (Unaudited) and Year Ended December 31, 2011

Value Fund

Six Months Ended

June 30 , 2012

Year Ended

(Unaudited)

December 31, 2011

CHANGE IN NET ASSETS

FROM OPERATIONS:

  Net investment income/(loss)

$

(647,330)

$

(755,725)

Net realized gain on investments

19,805,726

15,104

  Unrealized appreciation/depreciation of investments

29,159,522

(2,307,084)

  Net Increase/Decrease in Net Assets From Op-

erations

48,317,918

(3,047,705)

DISTRIBUTIONS TO SHAREHOLDERS FROM:

Net investment income

Investor Class

—

(19,356)

Advisor Class

—

—

Net realized gain on investments

Investor Class

—

(31,280)

Advisor Class

—

(182)

TRANSACTIONS IN SHARES OF

  BENEFICIAL INTEREST (NOTE 3)

(16,396,470)

(36,246,659)

  Total Increase/Decrease in Net Assets

31,921,448

(39,345,182)

NET ASSETS:

Beginning of Period

$702,405,949

$741,751,131

End of Period**

$734,327,397

$702,405,949

  **Includes undistributed net investment income/(loss) of ($647,330), $0, $29,575, $10,472, ($34,611) and $0, respectively

See Notes to Financial Statements

FAM Funds — statement  of Changes  in net assets

Six Months Ended June 30, 2012 (Unaudited) and Year Ended December 31, 2011

Equity-Income Fund

Small Cap Fund*

Six Months Ended

Period Ended*

June 30, 2012

Year Ended

June 30, 2012

(Unaudited)

December 31, 2011

(Unaudited)

$

889,151

$   1,413,762

$

(34,611)

1,617,739

864,340

55,687

4,951,059

4,243,746

(29,177)

7,457,949

6,521,848

(8,101)

(868,134)

(1,405,099)

—

(1,914)

(7,439)

—

—

—

—

—

—

—

(9,154,936)

34,716,192

11,823,097

(2,567,035)

39,825,502

11,814,996

$127,274,814

$  87,449,312

—

$124,707,779

$127,274,814

$11,814,996

*Small Cap Fund  inception 3/1/12

See Notes to Financial Statements

FAM Funds - Notes to Financial Statements  (Unaudited)

Note 1  Nature of Business and Summary of Significant Accounting Policies

FAM Value Fund, FAM Equity-Income Fund and FAM Small Cap Fund are each a Series of Fenimore Asset Management Trust, a diversified, open-end management investment company registered under the Investment Company Act of 1940. The FAM Value Fund and FAM Equity-Income Fund offer two classes of shares (Investor Class and Advisor Class since January 2, 1987 and July 1, 2003, respectively). Each class of shares has equal rights as to earnings and assets except the Advisor Class bears its own distribution and service fee expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class),

and realized and unrealized gains or losses on investments are allocated to each class of

shares based on its relative net assets.   The FAM Small Cap Fund currently does not offer

an Advisor Class of shares for sale.  The investment objective of the FAM Value Fund is to maximize long-term return on capital.  The investment objective of the FAM Equity-Income

Fund is to provide current income and long term capital appreciation from investing primar-

ily in income-producing equity securities.  The investment objective of the FAM Small Cap

Fund is to maximize long-term return on capital.

The following is a summary of each Series significant accounting policies, which are in accordance with accounting principles generally accepted in the United States of America

(“GAAP”),  followed by the Funds in the preparation of its financial statements.

a)    Valuation of Securities

Securities traded on a national securities exchange or admitted to trading on NASDAQ are valued at the last reported sale price or the NASDAQ official closing price. Com-

mon stocks for which no sale was reported, and over-the-counter securities, are valued at the last reported bid price. Short-term securities are carried at amortized cost, which approximates value. Securities for which market quotations are not readily available or have not traded are valued at fair value as determined by procedures established by the Board of Trustees. Investments in Invesco Short Term Treasury Fund are valued at that fund’s net asset value.

GAAP establishes a three-tier framework for measuring fair value based on a hierarchy of inputs.  The hierarchy distinguishes between market data obtained from indepen-

dent sources (observable inputs) and the Fund’s own market assumptions (unobserv-

able inputs).  These inputs are used in determining the value of the Fund’s investments.

These inputs are summarized in the three broad levels listed below:

FAM Funds - Notes to Financial Statements  (Unaudited)

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for identical secu-

rities in inactive markets and quoted prices for similar securities)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Series net assets as of June 30, 2012:

FAM Value Fund

Level 1

Common Stocks

$664,203,352

Temporary Investments

$  63,920,642

Total Investments in Securities

$728,123,994

FAM Equity-Income Fund

Level 1

Common Stocks

$110,523,673

Preferred Stocks

$    2,437,697

Temporary Investments

$  12,150,100

Total Investments in Securities

$125,111,470

FAM Small Cap Fund

Level 1

Common Stocks

$    8,776,462

Temporary Investments

$    3,069,556

Total Investments in Securities

$   11,846,018

During the period ended June 30, 2012 there were no Level 2 or 3 inputs used to value the Funds’ net assets.  Refer to the Statement of Investments to view securities segre-

gated by industry type.

FAM Funds - Notes to Financial Statements  (Unaudited)

b)     Federal Income Taxes

It is each Series policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable in-

come to its shareholders. Therefore, no provision for federal income or excise tax is required.

GAAP requires uncertain tax positions to be recognized, measured, presented and disclosed in the financial statements.  For the period ended June 30, 2012 management has evaluated the tax positions taken or expected to be taken in the course of prepar-

ing the Funds’ tax returns to determine whether the tax positions are “more-likely-

than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax expense in the current year.  Based on the evaluation, management has determined that no liabil-

ity for unrecognized tax expense is required.  Tax years 2008 through present remain subject to examination by U.S. and New York taxing authorities.  No examination of the Fund’s tax filings is presently in progress.

c)      Use of Estimates

The preparation of financial statements in conformity with GAAP requires manage-

ment to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from op-

erations during the reporting period. Actual results could differ from those estimates.

d)     Other

Securities transactions are recorded on trade date. Realized gains and losses on securi-

ties sold are determined on the basis of identified cost. Interest income is accrued as earned and dividend income is recorded on the ex-dividend date. The Funds’ record distributions received in excess of income from underlying investments as a reduc-

tion of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available, and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds’ adjust the esti-

mated amounts of the components of distributions (and consequently its net invest-

ment income) as an increase to unrealized appreciation/(depreciation) and realized gain/(loss) on investments as necessary once the issuers provide information about the actual composition of the distributions. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are determined in accordance with income tax regulations and may differ from those determined for financial statement purposes. To the extent these differences are permanent such amounts are reclassified within the capital accounts.

FAM Funds - Notes to Financial Statements  (Unaudited)

Note 2  Investment Advisory Fees and Other Transactions with Affiliates

Under the Investment Advisory Contract, the Funds’ pay an investment advisory fee to

Fenimore Asset Management, Inc. (the “Advisor”) equal, on an annual basis, to 1% of the

Funds’ average daily net assets. The Advisor has entered into a voluntary agreement with the Funds’ to reduce the investment advisory fee for the Funds’ through December 31, 2012 to 0.95% of the Funds’ average daily net assets in excess of $1 billion. No such waiver was required for the period ended June 30, 2012. Thomas Putnam is an officer and trustee of the

Funds and also an officer and director of the Advisor.  The CCO is an officer of the Funds and compensated by the Funds in the amount of $45,514 as well as an officer of the Advisor and compensated additionally by the Advisor.

The Investment Advisory Contract requires the Advisor to reimburse the Investor Class for its expenses to the extent that such expenses, including the advisory fee, for the fiscal year exceed 2.00% of the average daily net assets. For the period ended June 30, 2012 the Advi-

sor contractually agreed to reimburse the FAM Value Fund for its expenses to the extent such expenses exceed 1.28% and 2.28% of the average daily net assets of the Investor Class and Advisor Class, respectively; the FAM Equity-Income Fund for its expenses to the extent such expenses exceed 1.40% and 2.40% of the average daily net assets of the Investor Class and Advisor Class, respectively; and the FAM Small Cap Fund for its expenses to the extent such expenses exceed 1.50% of the average daily net assets of the Investor Class.  No such reimbursement was required for the period ended June 30, 2012 for the FAM Value and

FAM Equity-Income Fund.  Reimbursement was required in the amount of $57,458 for the period ended June 30, 2012 for the FAM Small Cap Fund.

FAM Shareholder Services, Inc. (“FSS”), a company under common control with the Advi-

sor, serves as shareholder servicing agent and receives a monthly fee of $2.33 per share-

holder account.  For the period ended June 30, 2012, shareholder servicing agent fees paid to FSS were as follows:

FAM Value Fund

$216,576

FAM Equity-Income Fund

$  33,459

FAM Small Cap Fund

$    1,440

Additionally, FSS serves as the Fund administrative agent and receives an annual fee of

0.085% on the first $750,000,000 of the Funds’ average daily net assets, and 0.075% thereaf-

ter.  For the period ended June 30, 2012, the Funds’ administrative fees amounted to:

FAM Value Fund

$311,993

FAM Equity-Income Fund

$  65,009

FAM Small Cap Fund

$    2,946

FAM Funds - Notes to Financial Statements  (Unaudited)

Fenimore Securities, Inc. (“FSI”), a company also under common control with the Advisor,

acts as distributor of the Funds’ shares. On July 1, 2003, the FAM Value Fund and FAM

Equity-Income Fund adopted a distribution plan pursuant to Rule 12b-1 under the Invest-

ment Company Act of 1940 for the Advisor Class of shares. Under the plan the FAM Value

Fund and FAM Equity-Income Fund pay FSI a total of 1.00% per annum of the Advisor

Class shares’ average daily net assets.

Note 3.  Shares of Beneficial Interest

At June 30, 2012 an unlimited number of $.001 par value shares of beneficial interest were authorized. The Advisor Class of shares that are redeemed within the first eighteen months of purchase are subject to a 1.00% redemption fee. For the period ended June 30, 2012,

redemption fees for the FAM Value Fund amounted to $394 and the FAM Equity-Income

Fund amounted to $0, these fees were credited to paid–in capital. The FAM Small Cap Fund does not offer Advisor Class shares.

Transactions for each Fund are as follows:

FAM Value Fund

SIX MONTHS ENDED 6/30/12

YEAR ENDED 12/31/11

Shares

Amount

Shares

Amount

Shares sold

     Investor Class

369,871     $17,725,246

746,774     $ 34,286,768

     Advisor Class

709

33,084

1,337

56,741

Shares issued on reinvest-

ment of distributions

     Investor Class

—

—

1,085

49,222

     Advisor Class

—

—

4

171

Shares redeemed

     Investor Class

(701,461)      (33,705,159)

(1,534,944)      (69,950,423)

     Advisor Class

(9,832)

(449,641)

(15,665)

(689,138)

Net Decrease from Investor

Class Share Transactions

(331,590)    $(15,979,913)

(787,085)    $(35,614,433)

Net Decrease from Advisor

Class Share Transactions

(9,123)     $    (416,557)

(14,324)    $     632,226)

FAM Funds - Notes to Financial Statements  (Unaudited)

FAM Equity-Income Fund

SIX MONTHS ENDED 6/30/12    YEAR ENDED 12/31/11

Shares

Amount

Shares

Amount

Shares sold

     Investor Class

4,261,293     $ 85,755,921

2,303,354     $43,756,503

     Advisor Class

876

17,153

640

11,151

Shares issued on reinvest-

ment of distributions

     Investor Class

23,135

480,989

70,384

1,322,092

     Advisor Class

52

1,070

361

6,701

Shares redeemed

     Investor Class

(4,677,972)      (95,315,385)

(540,888)      (10,100,694)

     Advisor Class

(4,720)

(94,684)

(14,956)

(279,561)

  Net Increase/Decrease from

Investor Class Share Transactions

(393,544)    $  (9,078,475)

1,832,850      $34,977,901

Net Decrease from Advisor

Class Share Transactions

(3,792)    $

(76,461)

(13,955)

$(261,709)

  FAM Small Cap Fund*

PERIOD ENDED 6/30/12

Shares

Amount

Shares sold

     Investor Class

1,231,741

$12,417,303

Shares issued on reinvest-

ment of distributions

     Investor Class

—

—

Shares redeemed

     Investor Class

(59,550)

(594,206)

Net Increase from Investor

Class Share Transactions

1,172,191

$11,823,097

*FAM Small Cap Inception date 3/1/12

FAM Funds - Notes to Financial Statements  (Unaudited)

Note 4.  Investment Transactions

During the period ended June 30, 2012, purchases and sales of investment securities, other than short-term obligations were:

Purchases

Sales

FAM Value Fund

$18,181,764

$55,049,404

FAM Equity-Income Fund

$44,341,846

$51,100,988

FAM Small Cap Fund*

$  9,510,484

$    754,884

*During the period, the Advisor made a voluntary contribution to the FAM Small Cap Fund in the amount of $5,649 in order to reimburse the Fund in connection with a portfolio transaction that was placed but did not settle.

The cost of securities for federal income tax purposes is the same as shown in the statement of investments.

Note 5.  Income Taxes and Distributions to Shareholders

The components of accumulated income/(losses) on a tax basis at December 31, 2011 (the

Fund’s most recent tax year end) were as follows:

Undistributed

Undistributed

Capital loss

ordinary income

long-term gain

carry forward

FAM Value Fund

$

0

$   359

$

0

FAM Equity-Income Fund

$10,472

$

0

$(34,413)

  FAM Small Cap Fund*

N/A

N/A

N/A

*Inception date 3/1/12

As of December 31, 2011 the Equity-Income Fund has $34,413 in net capital loss carry forwards which are available to offset future realized gains, if any.  To the extent the carry forward is used to offset future gains, the amount offset will not be distributed to shareholders.  The capital loss carry forward of $34,413 expires in 2017.

FAM Funds - Notes to Financial Statements  (Unaudited)

The aggregate gross unrealized appreciation and depreciation of portfolio securities at

June 30, 2012, based on cost for federal income tax purposes, was as follows:

FAM Value Fund

Unrealized appreciation

$314,600,890

Unrealized depreciation

(7,263,084)

Net unrealized appreciation

$307,337,806

FAM Equity-Income Fund

Unrealized appreciation

$ 29,250,486

Unrealized depreciation

(1,362,128)

Net unrealized appreciation

$ 27,888,358

FAM Small Cap Fund

Unrealized appreciation

$

487,443

Unrealized depreciation

(516,620)

Net unrealized depreciation

$

(29,177)

The tax composition of dividends and distributions paid to shareholders for the six months ended June 30, 2012, and year ended December 31, 2011:

FAM Value Fund

Six Months Ended

Year Ended

June 30, 2012

December 31, 2011

Ordinary income

—

$     19,578

Long-term capital gain

—

31,240

—

$     50,818

FAM Equity-Income Fund

Six Months Ended

Year Ended

June 30, 2012

December 31, 2011

Ordinary income

$870,048

$1,412,538

  FAM Small Cap Fund*

Period Ended

Year Ended

June 30, 2012

December 31, 2011

Ordinary income

—

—

*Inception date 3/1/12

FAM Funds - Notes to Financial Statements  (Unaudited)

Note 6.  Line of Credit

The FAM Value Fund, and Equity-Income Fund each has a line of credit up to 33 1/3% of its net assets with a maximum of $125,000,000, and $15,000,000 respectively.

Borrowings under the agreement bear interest at the prime rate as announced by the lend-

ing bank.  The line of credit is available until December 1, 2012, when any advances are to be repaid.  During the period ended June 30, 2012, no amounts were drawn from the avail-

able lines.

Note 7.  Commitments and Contingencies

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications.  The Funds’ maxi-

mum exposure under these arrangements is unknown as this would involve future claims that might be made against the Funds that have not yet occurred.  However, based on the experience of the Advisor, the Funds expect the risk of loss to be remote.

Note 8.  Subsequent Events

Management has evaluated subsequent events through the date the financial statements were available to be issued, and has determined that there were no subsequent events re-

quiring recognition or disclosure in the financial statements.

Note 9.  Recent Accounting Pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards

Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement

and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 establishes com-

mon requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards.

ASU No. 2011-04 is effective for interim and annual periods beginning after December 15,

2011 and is applied prospectively.  Management is currently evaluating the impact ASU No.

2011-04 may have on financial statement disclosures.

FAM Funds - Notes to Financial Statements  (Unaudited)

Note 10.  Financial Highlights

FAM Value Fund

(Investor Class)

Years Ended December 31

Six Months

Ended

Per share information

June 30, 2012

2011

2010

2009

2008

2007

(For a share outstanding throughout each period)     (Unaudited)

Net asset value, beginning of period

$45.15

$45.34

$39.32

$32.22

$45.42

$49.65

  Income/Loss from investment operations:

    Net investment income/(loss)†

(0.04)

(0.04)

0.09

0.05

0.18

0.25

Net realized and unrealized

gain/(loss) on investments

3.14

(0.15)

6.61

7.10

(13.21)

(0.66)

Total from investment operations

3.10

(0.19)

6.70

7.15

(13.03)

(0.41)

Less distributions:

Dividends from net investment income

—

—*

(0.09)

(0.05)

(0.17)

(0.25)

Distributions from net realized gains

—

—*

(0.59)

—

—*

(3.57)

Return of capital

—

—

—

—

—*

—

Total distributions

—

—*

(0.68)

(0.05)

(0.17)

(3.82)

Change in net asset value for the period

3.10

(0.19)

6.02

7.10

(13.20)

(4.23)

Net asset value, end of period

$48.25

$45.15

$45.34

$39.32

$32.22

$45.42

Total Return

6.87%**

(0.41)%

17.02%

22.18%    (28.68)%

(0.79)%

Ratios/supplemental data

  Net assets, end of period (000)

$730,625

$698,546    $737,211    $659,621    $592,504    $871,090

Ratios to average net assets of:

Expenses

1.20%***

1.22%

1.23%

1.26%

1.24%

1.19%

    Net investment income/(loss)

(0.17)%***

(0.10)%

0.21%

0.14%

0.44%

0.45%

Portfolio turnover rate

2.71%

7.78%

5.08%

7.55%

12.60%

8.74%

†Based on average shares outstanding.

*Per share amount is less than $0.005.

**Not Annualized

***Annualized

FAM Funds - Notes to Financial Statements  (Unaudited)

Note 10.  Financial Highlights

FAM Value Fund

(Advisor Class)

Years Ended December 31

Six Months

Ended

Per share information

June 30, 2012

2011

2010

2009

2008

2007

(For a share outstanding throughout each period)     (Unaudited)

Net asset value, beginning of period

$42.89

$43.52

$37.81

$30.99

$44.39

$48.91

  Income/Loss from investment operations:

    Net investment income/(loss)†

(0.25)

(0.48)

(0.31)

(0.28)

(0.22)

(0.28)

Net realized and unrealized

gain/(loss) on investments

3.14

(0.15)

6.61

7.10

(13.18)

(0.67)

Total from investment operations

2.89

(0.63)

6.30

6.82

(13.40)

(0.95)

Less distributions:

Dividends from net investment income

—

—

—

—

—

—

Distributions from net realized gains

—

—*

(0.59)

—

—

(3.57)

Return of capital

—

—

—

—

—

—

Total distributions

—

—*

(0.59)

—

—

(3.57)

Change in net asset value for the period

2.89

(0.63)

5.71

6.82

(13.40)

(4.52)

Net asset value, end of period

$45.78

$42.89

$43.52

$37.81

$30.99

$44.39

Total Return

6.74%**

(1.44)%

16.65%

22.01%    (30.19)%

(1.91)%

Ratios/supplemental data

  Net assets, end of period (000)

$3,702

$3,860

$4,540

$4,369

$4,294

$7,591

Ratios to average net assets of:

Expenses

2.20%***

2.22%

2.23%

2.26%

2.24%

2.19%

    Net investment income/(loss)

(1.16)%***

(1.10)%

(0.79)%

(0.86)%

(0.56)%

(0.55)%

Portfolio turnover rate

2.71%

7.78%

5.08%

7.55%

12.60%

8.74%

†Based on average shares outstanding.

**Not Annualized

***Annualized

FAM Funds - Notes to Financial Statements  (Unaudited)

Note 10.  Financial Highlights

FAM Equity-Income Fund

Years Ended December 31

(Investor Class)

Six Months

Ended

Per share information

June 30, 2012

2011

2010

2009

2008

2007

(For a share outstanding throughout each period)     (Unaudited)

Net asset value, beginning of period

$19.39

$18.43

$16.02

$13.34

$19.09

$21.61

  Income/Loss from investment operations:

Net investment income†

0.12

0.29

0.36

0.17

0.23

0.20

Net realized and unrealized

gain/(loss) on investments

0.83

0.95

2.41

2.68

(5.73)

(0.97)

Total from investment operations

0.95

1.24

2.77

2.85

(5.50)

(0.77)

Less distributions:

Dividends from net investment income

(0.12)

(0.28)

(0.36)

(0.17)

(0.23)

(0.20)

Distributions from net realized gains

—

—

—

—

—*

(1.55)

Return of capital

—

—

—

—

(0.02)

—

Total distributions

(0.12)

(0.28)

(0.36)

(0.17)

(0.25)

(1.75)

Change in net asset value for the period

0.83

0.96

2.41

2.68

(5.75)

(2.52)

Net asset value, end of period

$20.22

$19.39

$18.43

$16.02

$13.34

$19.09

Total Return

4.92%**

6.79%

17.47%

21.43%    (29.04)%

(3.64)%

Ratios/supplemental data

  Net assets, end of period (000)

$123,279

$125,832

$85,824

$76,096

$68,096    $112,472

Ratios to average net assets of:

Before waivers:

Expenses

1.33%***

1.40%

1.41%

1.47%

1.41%

1.32%

Net investment income

1.16%***

1.57%

2.10%

1.11%

1.33%

0.88%

After waivers:

Expenses

1.33%***

1.40%

1.40%

1.40%

1.40%

1.32%

Net investment income

1.16%***

1.57%

2.11%

1.18%

1.34%

0.88%

Portfolio turnover rate

33.44%

17.96%

13.38%

10.51%

17.58%

16.16%

†Based on average shares outstanding.

*Per share amount is less than $0.005.

**Not Annualized

***Annualized

FAM Funds - Notes to Financial Statements  (Unaudited)

Note 10.  Financial Highlights

FAM Equity-Income Fund

Years Ended December 31

(Advisor Class)

Six Months

Ended

Per share information

June 30, 2012

2011

2010

2009

2008

2007

(For a share outstanding throughout each period)     (Unaudited)

Net asset value, beginning of period

$19.24

$18.27

$15.86

$13.18

$18.86

$21.39

  Income/Loss from investment operations:

    Net investment income/(loss)†

0.03

0.10

0.19

0.03

0.06

(0.03)

Net realized and unrealized

gain/(loss) on investments

0.83

0.96

2.41

2.68

(5.74)

(0.95)

Total from investment operations

0.86

1.06

2.60

2.71

(5.68)

(0.98)

Less distributions:

Dividends from net investment income

(0.03)

(0.09)

(0.19)

(0.03)

—

—

Distributions from net realized gains

—

—

—

—

—

(1.55)

Total distributions

(0.03)

(0.09)

(0.19)

(0.03)

—

(1.55)

Change in net asset value for the period

0.83

0.97

2.41

2.68

(5.68)

(2.53)

Net asset value, end of period

$20.07

$19.24

$18.27

$15.86

$13.18

$18.86

Total Return

4.45%**

5.83%

16.50%

10.61%    (30.12)%

(4.58)%

Ratios/supplemental data

  Net assets, end of period (000)

$1,429

$1,442

$1,625

$1,646

$1,759

$3,346

Ratios to average net assets of:

Before waivers:

Expenses

2.33%***

2.40%

2.41%

2.47%

2.41%

2.32%

Net investment income

0.16%***

0.57%

1.10%

0.11%

0.33%

(0.12)%

After waivers:

Expenses

2.33%***

2.40%

2.40%

2.40%

2.40%

2.32%

    Net investment income/(loss)

0.16%***

0.57%

1.11%

0.18%

0.34%

(0.12)%

Portfolio turnover rate

33.44%

17.96%

13.38%

10.51%

17.58%

16.16%

†Based on average shares outstanding.

*Per share amount is less than $0.005

**Not Annualized

***Annualized

FAM Funds - Notes to Financial Statements  (Unaudited)

Note 10.  Financial Highlights

FAM Small Cap Fund*

(Investor Class)

Period

Ended

Per share information

June 30, 2012

(For a share outstanding throughout the period)

(Unaudited)

Net asset value, beginning of period

$10.00

  Income/Loss from investment operations:

    Net investment income/(loss)†

(0.03)

Net realized and unrealized

gain/(loss) on investments

0.11

Total from investment operations

0.08

Less distributions:

Dividends from net investment income

—

Distributions from net realized gains

—

Return of capital

—

Total distributions

—

Change in net asset value for the period

0.08

Net asset value, end of period

$10.08

Total Return

0.80%**(a)

Ratios/supplemental data

  Net assets, end of period (000)

$11,815

Ratios to average net assets of:

Before waivers:

Expenses

3.13%***

    Net investment income/(loss)

(2.62)%***

After waivers:

Expenses

1.50%***

    Net investment income/(loss)

(0.99)%***

Portfolio turnover rate

10.38%

†Based on average shares outstanding.

*Small Cap Fund inception 3/1/12

     **Not Annualized

   ***Annualized

  (a)Total return includes the effect of a voluntary contribution by the Advisor of $5,649.  Absent this contribution, total return would have been 0.70%. See Note 4 to the Notes to Financial Statements.

FAM Funds — Supplemental Information  (Unaudited)

Statement Regarding Availability of Proxy Voting Policies and Procedures.  Please note that a description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling FAM

  Funds at 1-800-932-3271; (ii) and on the Securities and Exchange Commission’s website at

  http://www.sec.gov.

Statement  Regarding  Availability  of  Proxy  Voting  Record.  Please  note  that  information regarding  how  the  Funds  voted  proxies  relating  to  portfolio  securities  during  the  most recent  12-month  period  ended  June  30  is  available  (i)  without  charge,  upon  request,  by calling FAM Funds at 1-800-932-3271; or on the FAM Fund’s Website at http://famfunds.

  com (ii) and on the Securities and Exchange Commission’s website at http://www.sec.gov.

See Notes to Financial Statements.

Investment Advisor

Fenimore Asset

Management, Inc.

Cobleskill, NY

Custodian

U.S. Bank, N.A.

Cincinnati, OH

Trustees

Paul Keller, CPA

Fred “Chico” Lager

John J. McCormack, Jr.,

Independent Chairman

Kevin J. McCoy, CPA

C. Richard Pogue

Thomas O. Putnam

Barbara V. Weidlich

Legal Counsel

Dechert, LLP

Washington, DC

Shareholder Servicing Agent

FAM Shareholder Services, Inc.

Cobleskill, NY

Distributor

Fenimore Securities, Inc.

Cobleskill, NY

384 North Grand Street

PO Box 399

Cobleskill, New York

12043-0399

(800) 932-3271

www.famfunds.com

THIS PAGE IS INTENTIONALLY LEFT BLANK

FACTS

WHAT DOES FAM FUNDS (FENIMORE ASSET MANAGEMENT TRUST)

DO WITH YOUR PERSONAL INFORMATION?

Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.

Why?

Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we

do.

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

Social Security number and account balances

What?

Transaction history and investment experience

Retirement assets and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

All ﬁnancial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons ﬁnancial

How?

companies can share their customers’ personal information; the reasons FAM

Funds (Fenimore Asset Management Trust) chooses to share; and whether you can limit this sharing.

Reasons we can share your personal

Does Fenimore Asset

information

Management, Inc.

Can you limit this

share?

sharing?

For our everyday business purposes

-  such as to process your transactions,

maintain your account(s), respond to

Yes

No

court orders and legal investigations, or

report to credit bureaus

For our marketing purposes - to offer our

products and services to you

No

We don’t share

For joint marketing with other ﬁnancial

companies

No

We don’t share

For our afﬁliates’ everyday business pur-

poses - information about your transac-

No

We don’t share

tions and experiences

For our afﬁliates’ everyday business

purposes - information about your credit-

No

We don’t share

worthiness

For afﬁliates to market to you

No

We don’t share

For nonafﬁliates to market to you

No

We don’t share

Questions?

Call (800) 932-3271 or go to www. famfunds.com

Rev. 01/2012

What We Do

To protect your personal information from

How    does    FAM    Funds    (Fenimore    Asset   unauthorized access and use, we use secu-

Management Trust) protect my personal infor-   rity measures that comply with federal law.

mation?

These measures include computer safe-

guards and secured ﬁles and buildings.

We collect your personal information, for

example, when you:

How    does    FAM    Funds    (Fenimore    Asset   •    open an account

Management Trust) collect my personal infor-   •    direct us to buy securities

mation?

•    direct us to sell your securities

•    make deposits or withdrawals from your

account

•    tell us about your investment or retire-

ment portfolio

Federal law gives you the right to limit only

•    sharing for afﬁliates’ everyday business

purposes - information about your credit-

worthiness

Why can’t I limit all sharing?

•    afﬁliates from using your information to

market to you

•    sharing for nonafﬁliates to market to you

•    State laws and individual companies

may give you additional rights to limit

sharing. See below for more on your

rights under state law.

Definitions

Companies related by common ownership or

control.  They can be ﬁnancial and nonﬁnan-

Affiliates

cial companies.

•    FAM Funds (Fenimore Asset Management

Trust) does not share with our afﬁliates.

Companies not related by common owner-

ship or control.  They can be ﬁnancial and

nonﬁnancial companies.

Nonaffiliates

•    FAM Funds (Fenimore Asset Manage-

ment Trust) does not share with nonafﬁli-

ates so they can market to you.

A formal agreement between nonafﬁliated

ﬁnancial companies that together market

Joint Marketing

ﬁnancial products or services to you.

•    FAM  Funds  (Fenimore Asset Management)

does not market jointly.

Not part of the Semi-Annual Report

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not Applicable.

Item 6. Schedule of Investments

This Schedule of Investments in securities of unaffiliated issuers is included as part of the Report to Shareholders.

Item 7. Disclosure of Proxy Voting Policies and Procedures for

Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management

Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures.

(a)  The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c)) under the Investment Company

Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act that occurred during the registrant's first fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) in the exact form set forth below:

(Attached hereto).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Fenimore Asset Management Trust

By (Signature and Title)*

/s/ Thomas O. Putnam

---------------------------

Thomas O. Putnam, President

Date   August 10, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ Thomas O. Putnam

---------------------------

Thomas O. Putnam, President

Date   August 10, 2012

By (Signature and Title)*

/s/ Joseph A. Bucci

--------------------------

Joseph A. Bucci, Treasurer

Date   August 10, 2012

* Print the name and title of each signing officer under his or her signature.